RESTRUCTURING	12 Months Ended
Dec. 31, 2020
RESTRUCTURING
RESTRUCTURING

20.RESTRUCTURING

On April 15, 2020, the Company initiated a reduction in workforce of 600 employees to achieve a more resilient cost structure in response to the uncertainties caused by COVID-19. As a result, for the year ended December 31, 2020, the Company recorded $11.4 million of restructuring charges for employee termination benefits. All employee termination benefits were paid prior to December 31, 2020.

Additionally, the Company incurred $18.4 million of costs related to the exiting of certain non-cancelable leases with no future benefits to the Company. This includes the Company’s exercise of the early termination option related to the Company’s San Francisco space as discussed in Note 10 — Leases as well as the termination of other real estate leases.

Of the restructuring charges with respect to employee termination benefits and lease modifications, the Company presented $1.9 million in Cost of revenue, $5.2 million in Sales, marketing and operations expense, $2.1 million in Technology and development and $20.6 million in General and administrative in the Company’s consolidated statement of operations.